Convertible Preferred Shares and Redeemable Convertible Preferred Share (Details of Each Series of Preferred Shares) (Details) (USD $)	12 Months Ended
	Jun. 30, 2014		Jul. 01, 2011
Convertible Preferred Shares [Line Items]
Total Share Originally Issued	117,815,521
Number of Shares Repurchased and Exchanged			32,477,036
Number of Shares Repurchased or Converted	85,338,485
Series A [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	1999-2003	[1]
Total Share Originally Issued	13,411,171	[1]
Number of Shares Repurchased and Exchanged			13,120,168	[1]
Number of Shares Repurchased or Converted	291,003	[1]
Initial Conversion Ratio	1:1.70795	[1]
Series A [Member] | Minimum [Member]
Convertible Preferred Shares [Line Items]
Issue Price per Share	$ 0	[1]
Series A [Member] | Maximum [Member]
Convertible Preferred Shares [Line Items]
Issue Price per Share	$ 2.06	[1]
Series B [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2004	[1]
Issue Price per Share	$ 0.49	[1]
Total Share Originally Issued	4,176,069	[1]
Number of Shares Repurchased and Exchanged			3,715,320	[1]
Number of Shares Repurchased or Converted	460,749	[1]
Initial Conversion Ratio	1:1	[1]
Series C [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2001
Issue Price per Share	$ 0.51
Total Share Originally Issued	15,722,878
Number of Shares Repurchased and Exchanged			15,641,548
Number of Shares Repurchased or Converted	81,330
Initial Conversion Ratio	1:1
Series D-1 [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2006, 2007
Issue Price per Share	$ 1.03
Total Share Originally Issued	19,426,717
Number of Shares Repurchased and Exchanged			0
Number of Shares Repurchased or Converted	19,426,717
Initial Conversion Ratio	1:1
Series D-2 [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2008
Issue Price per Share	$ 1.60
Total Share Originally Issued	4,687,500
Number of Shares Repurchased and Exchanged			0
Number of Shares Repurchased or Converted	4,687,500
Initial Conversion Ratio	1:1
Series E [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2008
Issue Price per Share	$ 1.80
Total Share Originally Issued	60,391,186
Number of Shares Repurchased and Exchanged			0
Number of Shares Repurchased or Converted	60,391,186
Initial Conversion Ratio	1:1

[1]	806,885 of Series A Preferred Shares and 162,866 of Series B Preferred Shares were issued, repurchased and cancelled before January 1, 2008.